Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended		12 Months Ended
	Nov. 21, 2016	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Class of Stock [Line Items]
Common stock shares authorized		149,793,455	149,793,455	149,793,455	149,793,455
Common stock par or stated value per share		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock shares issued		35,693,292		35,305,759	35,154,952
Common stock shares outstanding		35,693,292		35,305,759	35,154,952
Common stock shares voting rights		one	one	one	one
Share based compensation by share based payment arrangement options excercised during the period weighted average exercise price		$ 0.02
Former Parent Company [Member]
Class of Stock [Line Items]
Stock issued during the period shares	29,382,750	29,382,750	29,382,750
Share repurchase programme number of shares authorized to be repurchased		29,382,750		29,382,750
Restricted Stock [Member] | Restricted Stock Purchase Agreements [Member]
Class of Stock [Line Items]
Stock issued during the period shares restricted stock awards		240,000				240,000
Restricted stock shares subject to repurchase		146,250		158,250	182,250
Restricted stock shares weighted average repurchase price per share		$ 0.1		$ 0.1
Share repurchase liability current		$ 0.1		$ 0.1
Former Parent Options [Member] | Former Parent Company [Member]
Class of Stock [Line Items]
Stock issued during the period shares exercise of stock options	9,382,750
Share based compensation by share based payment arrangement options excercised during the period weighted average exercise price	$ 0.02
Former Parent Options [Member] | Former Parent Company [Member] | Early Exercise Of Stock Options [Member]
Class of Stock [Line Items]
Stock issued during the period shares exercise of stock options	5,451,507
Shares to be repurchased price per share		$ 0.02		$ 0.02
Former Parent Restricted Stock Units [Member] | Former Parent Company [Member]
Class of Stock [Line Items]
Stock issued during the period shares restricted stock awards	20,000,000	20,000,000
Share based compensation by share based payment arrangement equity instruments other than options non vested outstanding		6,944,444		6,944,444